Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2026	Jun. 30, 2025
Class A Ordinary Shares
Ordinary share, par value (in Dollars per share)	[1]	$ 0.00008	$ 0.00008
Ordinary share, shares authorized	[1]	4,500,000,000	4,500,000,000
Ordinary share, shares issued	[1]	11,949,900	10,500,000
Ordinary share, shares outstanding	[1]	11,949,900	10,500,000
Class B Ordinary Shares
Ordinary share, par value (in Dollars per share)	[1]	$ 0.00008	$ 0.00008
Ordinary share, shares authorized	[1]	500,000,000	500,000,000
Ordinary share, shares issued	[1]	2,000,000	2,000,000
Ordinary share, shares outstanding	[1]	2,000,000	2,000,000

[1]	Retrospectively restated for effect of share reorganization (see Note 11)